Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment

17.   Property, plant and equipment

a) Movements during the year

	Building			Mineral	Railway	Right of		Constructions
	and land	Facilities	Equipment	properties	equipment	use assets	Others	in progress	Total
Balance at December 31, 2018	11,587	11,236	6,407	8,499	3,796	—	3,473	3,387	48,385
Effects of IFRS 16 adoption	—	—	—	—	—	1,801	—	—	1,801
Additions (i)	—	—	—	—	—	152	—	4,297	4,449
Disposals	(109)	(75)	(70)	(164)	(155)	(7)	(26)	(25)	(631)
Assets retirement obligation	—	—	—	429	—	—	—	—	429
Depreciation, depletion and amortization	(514)	(666)	(866)	(603)	(293)	(183)	(378)	—	(3,503)
Impairment (note 18)	(577)	(1,113)	(708)	(600)	(336)	(55)	(456)	(353)	(4,198)
Acquisition of subsidiary (ii)	77	41	46	276	—	2	—	46	488
Translation adjustment	(197)	(275)	(102)	88	(122)	(18)	(34)	16	(644)
Transfers	435	456	979	336	351	—	433	(2,990)	—
Balance at December 31, 2019	10,702	9,604	5,686	8,261	3,241	1,692	3,012	4,378	46,576
Cost	18,970	17,170	11,756	17,826	4,701	1,875	6,820	4,378	83,496
Accumulated depreciation	(8,268)	(7,566)	(6,070)	(9,565)	(1,460)	(183)	(3,808)	—	(36,920)
Balance at December 31, 2019	10,702	9,604	5,686	8,261	3,241	1,692	3,012	4,378	46,576
Additions (i)	—	—	—	—	—	125	—	4,170	4,295
Disposals	(14)	(92)	(8)	(13)	(5)	—	(8)	(88)	(228)
Assets retirement obligation	—	—	—	568	—	—	—	—	568
Depreciation, depletion and amortization	(439)	(469)	(730)	(459)	(186)	(173)	(290)	—	(2,746)
Impairment (note 18)	(130)	(162)	(22)	(81)	—	—	(79)	(168)	(642)
Transfer to assets held for sale	(66)	(80)	(3)	(58)	—	—	(1)	(96)	(304)
Translation adjustment	(1,664)	(1,756)	(644)	(523)	(759)	(81)	(392)	(552)	(6,371)
Transfers	202	546	654	359	232	—	253	(2,246)	—
Balance at December 31, 2020	8,591	7,591	4,933	8,054	2,523	1,563	2,495	5,398	41,148
Cost	15,135	11,690	10,680	17,072	3,853	1,966	5,893	5,398	71,687
Accumulated depreciation	(6,544)	(4,099)	(5,747)	(9,018)	(1,330)	(403)	(3,398)	—	(30,539)
Balance at December 31, 2020	8,591	7,591	4,933	8,054	2,523	1,563	2,495	5,398	41,148
(i)	Includes capitalized borrowing costs.
(ii)	Refers mainly to the acquisition of Ferrous (note 15).

b) Right-of-use assets (Leases)

		Additions
	December 31,	and contract		Translation	December 31,
	2019	modifications	Depreciation	adjustment	2020
Ports	734	50	(40)	(26)	718
Vessels	582	—	(47)	(1)	534
Pellets plants	161	39	(41)	(28)	131
Properties	133	32	(29)	(24)	112
Energy plants	64	—	(7)	(1)	56
Mining equipment and locomotives	18	4	(9)	(1)	12
Total	1,692	125	(173)	(81)	1,563

Lease liabilities are presented in note 22.

Accounting policy

Property, plant and equipment are recorded at the cost of acquisition or construction, net of accumulated depreciation and impairment charges.

Mineral properties developed internally are determined by (i) direct and indirect costs attributed to build the mining facilities, (ii) financial charges incurred during the construction period, (iii) depreciation of other fixed assets used during construction, (iv) estimated decommissioning and site restoration expenses, and (v) other capitalized expenditures during the development phase (phase when the project demonstrates its economic benefit to the Company, and the Company has ability and intention to complete the project).

The depletion of mineral properties is determined based on the ratio between production and total proven and probable mineral reserves.

Property, plant and equipment, other than mineral properties are depreciated using the straight‑line method based on the estimated useful lives, from the date on which the assets become available for their intended use and are capitalized, except for land which is not depreciated.

The estimated useful lives are as follows:

Useful life
Buildings	3 to 50 years
Facilities	3 to 50 years
Equipment	3 to 40 years
Others:
Locomotives	12 to 25 years
Wagon	30 to 44 years
Railway equipment	5 to 33 years
Ships	20 years
Others	2 to 50 years

The residual values and useful lives of assets are reviewed at the end of each reporting period and adjusted if necessary.

Expenditures and stripping costs

(i) Exploration and evaluation expenditures-Expenditures on mining research are accounted for as operating expenses until the effective proof of economic feasibility and commercial viability of a given field can be demonstrated. From then on, the expenditures incurred are capitalized as mineral properties.

(ii) Expenditures on feasibility studies, new technologies and others research-The Company also conducts feasibility studies for many businesses which it operates including researching new technologies to optimize the mining process. After these costs are proven to generate future benefits to the Company, the expenditures incurred are capitalized.

(iii) Maintenance costs-Significant industrial maintenance costs, including spare parts, assembly services, and others, are recorded in property, plant and equipment and depreciated through the next programmed maintenance overhaul.

(iv) Stripping Costs-The cost associated with the removal of overburden and other waste materials (“stripping costs”) incurred during the development of mines, before production takes place, are capitalized as part of the depreciable cost of the mineral properties. These costs are subsequently amortized over the useful life of the mine.

Post‑production stripping costs are included in the cost of inventory, except when a new project is developed to permit access to a significant ore deposit. In such cases, the cost is capitalized as a non‑current asset and is amortized during the extraction of the ore deposits, over the useful life of the ore deposits.

Leases-The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the lease term or the end of the useful life of the right-of-use asset.

The Company does not recognize right-of-use assets and liabilities for leases with less than 12 months of lease term and/or leases of low-value assets. The payments associated to these leases are recognized as an expense on a straight-line basis over the lease term.

The lease liability is initially measured at the present value of the lease payments, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise: (i) fixed payments, including in-substance fixed payments; (ii) variable lease payments that depend on an index or a rate; and (iii) the exercise price under a purchase option or renewal option that are under the Company’s control and is reasonably certain to be exercised.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero. Lease liabilities are presented in note 22.

Critical accounting estimates and judgments

Mineral reserves-The estimates of proven and probable reserves are regularly evaluated and updated. These reserves are determined using generally accepted geological estimates. The calculation of reserves requires the Company to make assumptions about expected future conditions that are uncertain, including future ore prices, exchange rates, inflation rates, mining technology, availability of permits and production costs. Changes in assumptions could have a significant impact on the proven and probable reserves of the Company.

The estimated volume of mineral reserves is used as basis for the calculation of depletion of the mineral properties, and also for the estimated useful life which is a major factor to quantify the provision for asset retirement obligation, environmental recovery of mines and impairment of long lived asset. Any changes to the estimates of the volume of mine reserves and the useful lives of assets may have a significant impact on the depreciation, depletion and amortization charges and assessments of impairment.